Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,044,830.73

Principal:
Principal Collections	$16,905,602.04
Prepayments in Full	$7,452,405.36
Liquidation Proceeds	$337,035.04
Recoveries	$26,090.90
Sub Total	$24,721,133.34
Collections	$25,765,964.07

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,765,964.07

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,765,964.07
Servicing Fee	$460,229.79	$460,229.79	$0.00	$0.00	$25,305,734.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,305,734.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,305,734.28
Interest - Class A-3 Notes	$70,916.74	$70,916.74	$0.00	$0.00	$25,234,817.54
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$25,179,692.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,179,692.54
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$25,156,668.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,156,668.37
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$25,138,463.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,138,463.70
Regular Principal Payment	$22,691,317.48	$22,691,317.48	$0.00	$0.00	$2,447,146.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,447,146.22
Residual Released to Depositor	$0.00	$2,447,146.22	$0.00	$0.00	$0.00

Total		$25,765,964.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,691,317.48
Total					$22,691,317.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,691,317.48	$49.86	$70,916.74	$0.16	$22,762,234.22	$50.02
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$22,691,317.48	$17.24	$167,270.58	$0.13	$22,858,588.06	$17.37

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$283,666,947.59	0.6233616	$260,975,630.11	0.5734972
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$484,456,947.59	0.3681620	$461,765,630.11	0.3509177

Pool Information
Weighted Average APR	2.307%	2.303%
Weighted Average Remaining Term	38.49	37.66
Number of Receivables Outstanding	25,346	24,838
Pool Balance	$552,275,746.15	$527,379,212.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$515,769,030.21	$492,704,264.73
Pool Factor	0.3901633	0.3725748

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$34,674,948.12
Targeted Overcollateralization Amount	$65,613,582.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,613,582.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$201,490.86
(Recoveries)		35	$26,090.90
Net Loss for Current Collection Period			$175,399.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3811%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6613%
Second Prior Collection Period			0.1484%
Prior Collection Period			0.2713%
Current Collection Period			0.3899%
Four Month Average (Current and Prior Three Collection Periods)			0.3677%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1202	$3,194,517.85
(Cumulative Recoveries)			$445,953.17
Cumulative Net Loss for All Collection Periods			$2,748,564.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1942%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,657.67
Average Net Loss for Receivables that have experienced a Realized Loss			$2,286.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.11%	223	$5,875,463.95
61-90 Days Delinquent	0.17%	34	$885,186.14
91-120 Days Delinquent	0.04%	6	$189,504.46
Over 120 Days Delinquent	0.05%	9	$289,258.94
Total Delinquent Receivables	1.37%	272	$7,239,413.49

Repossession Inventory:
Repossessed in the Current Collection Period		9	$179,166.04
Total Repossessed Inventory		15	$350,429.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1823%
Prior Collection Period			0.1775%
Current Collection Period			0.1973%
Three Month Average			0.1857%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2586%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$1,836,673.98
2 Months Extended	110	$3,206,245.59
3+ Months Extended	14	$393,100.29

Total Receivables Extended	191	$5,436,019.86

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer